Equity securities (Tables)	12 Months Ended
Dec. 31, 2020
Equity securities.
Schedule of reconciliation of equity securities

	2020	2019
	$’000	$’000
As at January 1	31,396	582
Assets received in kind	-	29,645
Realizations	(31,374)	-
Realized losses relative to cost	(9,736)	-
Previous unrealized (gains)/losses transferred to realized gains/(losses)	9,735	-
Fair value adjustment in the period	(21)	1,169
As at December 31	-	31,396

Schedule of impact of eliminating the interests of third-parties in the entities

	Consolidated Total	Elimination of third-party entity interests	Burford only
	$’000	$’000	$’000
As at January 1, 2020	31,396	(31,367)	29
Realizations	(31,374)	31,367	(7)
Realized gains/(losses) relative to cost	(9,736)	(1,721)	(11,457)
Previous unrealized (gains)/losses transferred to realized gains/(losses)	9,735	1,721	11,456
Fair value adjustment in the period	(21)	-	(21)
As at December 31, 2020	-	-	-

	Consolidated Total	Elimination of third-party entity interests	Burford only
	$’000	$’000	$’000
As at January 1, 2019	582	-	582
Assets received in kind	29,645	(29,645)	-
Fair value adjustment in the period	1,169	(1,722)	(553)
As at December 31, 2019	31,396	(31,367)	29